10-Q Share-based compensation - PSU activity (Details) - USD ($)		3 Months Ended	12 Months Ended
		Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Weighted-Average Grant Date Fair Value
SVS withheld to satisfy statutory tax withholding obligations	[1],[2]	$ 6,444,000
Performance stock units
Number of Shares
Unvested, beginning (in shares)		3,263,478	629,861	674,707	0
Forfeited (in shares)		(622,681)	(583,446)	(713,942)	(72,084)
Vested (in shares)		(928,214)	(119,983)	(132,179)	0
Granted (in shares)		2,003,765	3,337,046	801,275	746,791
Unvested, ending (in shares)		3,716,348	3,263,478	629,861	674,707
Inception-to-date vested (in shares)		1,180,376	252,162	132,179	0
Weighted-Average Grant Date Fair Value
Unvested, beginning (in dollars per share)		$ 3.180	$ 11.430	$ 8.670	$ 0
Forfeited (in dollars per share)		2.820	8.430	10.110	8.670
Vested (in dollars per share)		3.630	10.350	8.670	0
Granted (in dollars per share)		6.750	2.820	12.120	8.670
Unvested, ending (in dollars per share)		5.070	3.180	11.430	8.670
Inception-to-date vested (in dollar per share)		$ 4.860	$ 9.480	$ 8.670
Performance stock units | SVS
Weighted-Average Grant Date Fair Value
SVS withheld to satisfy statutory tax withholding obligations (in shares)		320,867
SVS withheld to satisfy statutory tax withholding obligations		$ 6.855

[1]	(1) In connection with the Company’s net share settlement (withhold-to-cover) of PSUs** and RSUs** that vested during three months ended March 31, 2026.
[2]	*as defined in Note 1 — Operations of the Company